Touchstone Sands Capital Emerging Markets Growth Fund Expense Example - Touchstone Sands Capital Emerging Markets Growth Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 634
Expense Example, with Redemption, 3 Years	986
Expense Example, with Redemption, 5 Years	1,361
Expense Example, with Redemption, 10 Years	2,412
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	758
Expense Example, with Redemption, 5 Years	1,326
Expense Example, with Redemption, 10 Years	2,872
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,324
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	$ 1,267